Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS

NOTE 13: FINANCIAL INSTRUMENTS

a.	Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the statement of financial position are measured at amortized cost, except financial liabilities in respect of warrants at fair value through profit or loss. The balance of financial liabilities in respect of warrants as of December 31, 2020 and 2019 was $ 38 and $78, respectively.

b.	Financial risks factors:

The Group’s activities expose it to various financial risks such as market risks (foreign currency risk, interest risk), credit risk and liquidity risk. The Group’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Group’s financial performance.

The Company’s Chief Financial Officer oversees the management of these risks in accordance with the policies approved by the board of directors.

1.	Market risks:

Foreign currency risk:

The currency exposure arises from current accounts and deposits that are mainly managed in NIS and from liability in respect of employee payroll accruals that are paid in NIS.

2.	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Company's exposure to the risk of changes in market interest rates relates primarily to the Company's long-term liabilities in respect of government grants received from IIA.

Regulators in many countries are in the process of replacing benchmark Interbank Offered Rates (IBORs), of which one of the most common is the LIBOR, with risk-free interest rate alternatives (RFRs). The replacement of IBORs with RFRs is expected to occur gradually until the end of 2021.

The repayment of grants received by the Company from 2020 have interest rate that reference LIBOR and are expected to be repaid after 2021. As of December 31, 2020, the carrying amount of the financial liabilities is $300. Since an alternative interest rate was not determined by the IIA yet, at this stage the Company is unable to determine the effects, if any, that the discontinuance of IBORs will have on its financial instruments that reference the IBORs.

3.	Credit risk:

Credit risk is the risk that a counterparty will not meet its obligations as a customer or under a financial instrument leading to a loss to the Group. The Group is exposed to credit risk from its operating activity (primarily trade receivables).

4.	Liquidity risk:

The Group monitors its risk of a shortage of cash using a quarterly budget.

The table below presents the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

December 31, 2020:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$781	$—	$—	$—	$—	$—	$781
Other accounts payable	3,340	—	—	—	—	—	3,340
Liability in respect of research and development grants	388	713	893	1,261	1,793	8,108	13,156
Lease liability	463	299	13	—	—	—	775

	$4,972	$1,012	$906	$1,261	$1,793	$8,108	$18,052

December 31, 2019:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
Trade payables	$1,320	$—	$—	$—	$—	$—	$1,320
Other accounts payable	2,965	—	—	—	—	—	2,965
Long-term liabilities	1	1	—	—	—	—	2
Liability in respect of research and development grants	810	1,050	1,335	1,635	1,980	6,792	13,602
Lease liability	572	449	271	—	—	—	1,292

	$5,668	$1,500	$1,606	$1,635	$1,980	$6,792	$19,181

c.	Fair value:

The carrying amount of cash and cash equivalents, short-term deposits, trade receivables, other accounts receivable, trade payables, other accounts payable, warrants, long-term liabilities approximate their fair value.

Financial liabilities measured at fair value:

December 31, 2020:

Level 2
Opening balance at January 1, 2020	$78
Amounts transferred to the statement of comprehensive loss as finance income	(40)

Closing balance at December 31, 2020	$38

During 2020, 2019 and 2018, there were no transfers between levels of the fair value hierarchy.

d.	Sensitivity tests relating to changes in foreign currency:

	December 31,
	2020	2019
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from the change:
Increase of 5% in exchange rate	(50)	(88)
Decrease of 5% in exchange rate	50	88

As of December 31, 2020, the Company has excess of financial assets over financial liabilities in NIS in relation to US dollar of $ 2,001.

As of December 31, 2020, the Company has excess of financial assets over financial liabilities in Euro and Yen in relation to US dollar of $ 3,198 and $ 437, respectively. An increase or decrease of 5% of the US dollar relative to the Euro or Yen would not have a significant effect on the Company.

Sensitivity tests and principal work assumptions:

The selected changes in the relevant risk variables were determined based on management’s estimate as to reasonable possible changes in these risk variables.

The Company has performed sensitivity tests of principal market risk factors that are liable to affect its reported operating results or financial position. The sensitivity tests present the profit or loss in respect of each financial instrument for the relevant risk variables chosen for that instrument as of each reporting date. The test of risk factors was determined based on the materiality of the exposure of the operating results or financial condition of each risk with reference to the functional currency and assuming that all the other variables are constant.